Trade Receivables (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2018 Factoring	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		$ 30,337
Impaired and an allowance for credit losses		8,948
Proceeds from risk mitigation assets			$ 39,149
Risk mitigation assets credited to profit or loss through a recovery of credit losses			$ 35,121
Net trade receivables due from customer and affiliates		21,375
Number of non-recourse factoring arrangements with banks for trade receivables | Factoring	2
Financial assets past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables past due but not impaired		$ 11,352